Accumulated Other Comprehensive Income (Loss) - Components of Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ 6,151	$ 4,270
Other comprehensive (loss) income before reclassifications	(211)	1,171
Amounts reclassified from AOCI	119	710
Net current period other comprehensive income (loss)	(92)	1,881
Balance	6,059	6,151
Cumulative Foreign Currency Translation Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	6,269	5,098
Other comprehensive (loss) income before reclassifications	(211)	1,171
Net current period other comprehensive income (loss)	(211)	1,171
Balance	6,058	6,269
Unrealized Gains and Losses on Derivative Instruments and Short-term Investments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(118)	(828)
Amounts reclassified from AOCI	119	710
Net current period other comprehensive income (loss)	119	710
Balance	$ 1	$ (118)